PUT OPTION LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
PUT OPTION LIABILITIES
Summary of the movements of the put option liabilities

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000
As of January 1	41,099	43,300
Changes in carrying amount (Note 7)	325	—
Repayment for put option liabilities	—	(11,619)
As of June 30	41,424	31,681